Earnings per Share - Summary of Basic and Diluted Earnings per Share (Detail) shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 MXN ($) shares	Dec. 31, 2016 MXN ($) shares
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Consolidated net (loss) income	$ 15,070	$ 768	$ (11,654)	$ 10,527
Consolidated net income (loss) attributable to equity holders of the parent- continuing operations	10,936	557	(16,058)	10,070
Consolidated net income (loss) attributable to equity holders of the parent- discontinued operation	2,975	$ 152	3,256
Series A shares [member]
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Consolidated net (loss) income	7,116		(5,519)	5,038
Consolidated net income (loss) attributable to equity holders of the parent- continuing operations	5,164		(7,606)
Consolidated net loss attributable to equity holders of the parent- continuing operations				$ 4,819
Consolidated net income (loss) attributable to equity holders of the parent- discontinued operation	$ 1,405		$ 1,542
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding) (1) | shares				7,937
Weighted average number of shares for basic earnings per share (millions of shares) | shares	7,937	7,937	7,937
Series D share [member]
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Consolidated net (loss) income	$ 4,186		$ (3,247)	$ 2,963
Consolidated net income (loss) attributable to equity holders of the parent- continuing operations	3,038		(4,474)
Consolidated net loss attributable to equity holders of the parent- continuing operations				$ 2,835
Consolidated net income (loss) attributable to equity holders of the parent- discontinued operation	$ 826		$ 907
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding) (1) | shares				4,668
Weighted average number of shares for basic earnings per share (millions of shares) | shares	4,668	4,668	4,668
Series B Shares [member]
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Consolidated net (loss) income	$ 1,413		$ (1,083)	$ 950
Consolidated net income (loss) attributable to equity holders of the parent- continuing operations	1,025		(1,492)
Consolidated net loss attributable to equity holders of the parent- continuing operations				$ 906
Consolidated net income (loss) attributable to equity holders of the parent- discontinued operation	$ 279		$ 303
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding) (1) | shares				1,492
Weighted average number of shares for basic earnings per share (millions of shares) | shares	1,576	1,576	1,557
Series L share [member]
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Consolidated net (loss) income	$ 2,355		$ (1,805)	$ 1,576
Consolidated net income (loss) attributable to equity holders of the parent- continuing operations	1,709		(2,486)
Consolidated net loss attributable to equity holders of the parent- continuing operations				$ 1,510
Consolidated net income (loss) attributable to equity holders of the parent- discontinued operation	$ 465		$ 504
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding) (1) | shares				2,486
Weighted average number of shares for basic earnings per share (millions of shares) | shares	2,626	2,626	2,595